Chartered-in Vessels - Operating Leases (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Lessee, Lease, Description [Line Items]
Operating Leases, Rent Expense	$ 3,080	$ 0	$ 8,671	$ 0
Operating Lease, Weighted Average Discount Rate, Percent	4.60%		4.60%
Lessee, Operating Lease, Liability, Payments, Remainder of Fiscal Year	$ 11,960		$ 11,960
Lessee, Operating Lease, Liability, Payments, Due Year Two	23,790		23,790
Lessee, Operating Lease, Liability, Payments, Due Year Three	23,725		23,725
Lessee, Operating Lease, Liability, Payments, Due Year Four	11,050		11,050
Total payments	70,525		70,525
Current portion of operating lease liabilities (notes 2 and 5b)	(13,098)		(13,098)		$ 0
Long-term operating lease liabilities (notes 2 and 5b)	$ 27,568		$ 27,568		0
Operating Leases, Future Minimum Payments Due, Next Twelve Months					23,700
Operating Leases, Future Minimum Payments, Due in Two Years					$ 17,000
Teekay Lng Marubeni Joint Venture [Member]
Lessee, Lease, Description [Line Items]
Equity Method Investment, Ownership Percentage	52.00%		52.00%
Lease Component [Member]
Lessee, Lease, Description [Line Items]
Operating Leases, Rent Expense	$ 1,900		$ 5,400
Lessee, Operating Lease, Liability, Payments, Remainder of Fiscal Year	7,395		7,395
Lessee, Operating Lease, Liability, Payments, Due Year Two	14,710		14,710
Lessee, Operating Lease, Liability, Payments, Due Year Three	14,670		14,670
Lessee, Operating Lease, Liability, Payments, Due Year Four	6,832		6,832
Total payments	43,607		43,607
Less imputed interest	(2,941)		(2,941)
Operating Lease, Liability	40,666		40,666
Current portion of operating lease liabilities (notes 2 and 5b)	(13,098)		(13,098)
Long-term operating lease liabilities (notes 2 and 5b)	27,568		27,568
Non-lease Component [Member]
Lessee, Lease, Description [Line Items]
Operating Leases, Rent Expense	1,200		3,300
Lessee, Operating Lease, Liability, Payments, Remainder of Fiscal Year	4,565		4,565
Lessee, Operating Lease, Liability, Payments, Due Year Two	9,080		9,080
Lessee, Operating Lease, Liability, Payments, Due Year Three	9,055		9,055
Lessee, Operating Lease, Liability, Payments, Due Year Four	4,218		4,218
Total payments	$ 26,918		$ 26,918